Fair Value Measurements - Schedule of Financial Instruments Measured at Fair Value on a Recurring Basis (Details) - USD ($) $ in Millions	Sep. 30, 2026	Dec. 31, 2025
Assets
Investments pending settlement	$ 19.5	$ 4.8
Derivative assets	0.3	2.4
Total other assets	19.8	7.2
Total assets measured at fair value	3,081.2	2,758.9
Liabilities
Investments pending settlement	(21.3)	(6.6)
Derivative liabilities		(1.7)
Total other liabilities	(21.3)	(8.3)
Total liabilities measured at fair value	(21.3)	(8.3)
U.S. Treasuries
Assets
Fair value	336.3	484.2
Agencies
Assets
Fair value		6.9
Non-U.S. government
Assets
Fair value	38.6	47.2
Corporate bonds
Assets
Fair value	1,697.9	1,652.2
Residential mortgage-backed
Assets
Fair value	424.4	249.9
Commercial mortgage-backed
Assets
Fair value	10.1	1.0
Other asset-backed securities
Assets
Fair value	285.4	199.0
Fixed maturity securities
Assets
Fair value	2,792.7	2,640.4
Fixed maturity securities | U.S. Treasuries
Assets
Fair value	336.3	484.2
Fixed maturity securities | Agencies
Assets
Fair value		6.9
Fixed maturity securities | Non-U.S. government
Assets
Fair value	38.6	47.2
Fixed maturity securities | Corporate bonds
Assets
Fair value	1,697.9	1,652.2
Fixed maturity securities | Residential mortgage-backed
Assets
Fair value	424.4	249.9
Fixed maturity securities | Commercial mortgage-backed
Assets
Fair value	10.1	1.0
Fixed maturity securities | Other asset-backed securities
Assets
Fair value	285.4	199.0
Short-term investments
Assets
Fair value	268.7	111.3
Short-term investments | U.S. Treasuries
Assets
Fair value	266.9	109.9
Short-term investments | Corporate bonds
Assets
Fair value	1.4	1.0
Short-term investments | Other asset-backed securities
Assets
Fair value	0.4	0.4
Level 1
Assets
Investments pending settlement	19.5	4.8
Derivative assets	0.0	0.0
Total other assets	19.5	4.8
Total assets measured at fair value	622.7	598.9
Liabilities
Investments pending settlement	(21.3)	(6.6)
Derivative liabilities		0.0
Total other liabilities	(21.3)	(6.6)
Total liabilities measured at fair value	(21.3)	(6.6)
Level 1 | Fixed maturity securities
Assets
Fair value	336.3	484.2
Level 1 | Fixed maturity securities | U.S. Treasuries
Assets
Fair value	336.3	484.2
Level 1 | Fixed maturity securities | Agencies
Assets
Fair value		0.0
Level 1 | Fixed maturity securities | Non-U.S. government
Assets
Fair value	0.0	0.0
Level 1 | Fixed maturity securities | Corporate bonds
Assets
Fair value	0.0	0.0
Level 1 | Fixed maturity securities | Residential mortgage-backed
Assets
Fair value	0.0	0.0
Level 1 | Fixed maturity securities | Commercial mortgage-backed
Assets
Fair value	0.0	0.0
Level 1 | Fixed maturity securities | Other asset-backed securities
Assets
Fair value	0.0	0.0
Level 1 | Short-term investments
Assets
Fair value	266.9	109.9
Level 1 | Short-term investments | U.S. Treasuries
Assets
Fair value	266.9	109.9
Level 1 | Short-term investments | Corporate bonds
Assets
Fair value	0.0	0.0
Level 1 | Short-term investments | Other asset-backed securities
Assets
Fair value	0.0	0.0
Level 2
Assets
Investments pending settlement	0.0	0.0
Derivative assets	0.3	2.4
Total other assets	0.3	2.4
Total assets measured at fair value	2,458.5	2,160.0
Liabilities
Investments pending settlement	0.0	0.0
Derivative liabilities		(1.7)
Total other liabilities	0.0	(1.7)
Total liabilities measured at fair value	0.0	(1.7)
Level 2 | Fixed maturity securities
Assets
Fair value	2,456.4	2,156.2
Level 2 | Fixed maturity securities | U.S. Treasuries
Assets
Fair value	0.0	0.0
Level 2 | Fixed maturity securities | Agencies
Assets
Fair value		6.9
Level 2 | Fixed maturity securities | Non-U.S. government
Assets
Fair value	38.6	47.2
Level 2 | Fixed maturity securities | Corporate bonds
Assets
Fair value	1,697.9	1,652.2
Level 2 | Fixed maturity securities | Residential mortgage-backed
Assets
Fair value	424.4	249.9
Level 2 | Fixed maturity securities | Commercial mortgage-backed
Assets
Fair value	10.1	1.0
Level 2 | Fixed maturity securities | Other asset-backed securities
Assets
Fair value	285.4	199.0
Level 2 | Short-term investments
Assets
Fair value	1.8	1.4
Level 2 | Short-term investments | U.S. Treasuries
Assets
Fair value	0.0	0.0
Level 2 | Short-term investments | Corporate bonds
Assets
Fair value	1.4	1.0
Level 2 | Short-term investments | Other asset-backed securities
Assets
Fair value	0.4	0.4
Level 3
Assets
Investments pending settlement	0.0	0.0
Derivative assets	0.0	0.0
Total other assets	0.0	0.0
Total assets measured at fair value	0.0	0.0
Liabilities
Investments pending settlement	0.0	0.0
Derivative liabilities		0.0
Total other liabilities	0.0	0.0
Total liabilities measured at fair value	0.0	0.0
Level 3 | Fixed maturity securities
Assets
Fair value	0.0	0.0
Level 3 | Fixed maturity securities | U.S. Treasuries
Assets
Fair value	0.0	0.0
Level 3 | Fixed maturity securities | Agencies
Assets
Fair value		0.0
Level 3 | Fixed maturity securities | Non-U.S. government
Assets
Fair value	0.0	0.0
Level 3 | Fixed maturity securities | Corporate bonds
Assets
Fair value	0.0	0.0
Level 3 | Fixed maturity securities | Residential mortgage-backed
Assets
Fair value	0.0	0.0
Level 3 | Fixed maturity securities | Commercial mortgage-backed
Assets
Fair value	0.0	0.0
Level 3 | Fixed maturity securities | Other asset-backed securities
Assets
Fair value	0.0	0.0
Level 3 | Short-term investments
Assets
Fair value	0.0	0.0
Level 3 | Short-term investments | U.S. Treasuries
Assets
Fair value	0.0	0.0
Level 3 | Short-term investments | Corporate bonds
Assets
Fair value	0.0	0.0
Level 3 | Short-term investments | Other asset-backed securities
Assets
Fair value	$ 0.0	$ 0.0